6. CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2018
Cash and cash equivalents [abstract]
CASH AND CASH EQUIVALENTS
	Average rate (p.a.)
		12.31.18	12.31.17
Cash and bank accounts
U.S. Dollar	-	118.9	525.1
Brazilian Reais	-	97.4	135.0
Euro	-	52.8	181.8
Other currencies	-	453.7	828.3
		722.8	1,670.2
Cash equivalents
In Brazilian Reais
Investment funds	1.80%	3.7	5.3
Savings account	2.56%	-	4.0
Bank deposit certificates	5.75%	3,720.8	3,527.8
		3,724.5	3,537.1
In U.S. Dollar
Term deposit	-	-	66.2
Overnight	0.54%	401.1	645.6
Other currencies
Term deposit	2.68%	21.2	91.7
		422.3	803.5
		4,869.6	6,010.8